Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities, Current [Abstract]
VAT payable	$ 6.6	$ 1.9
Other current taxes payable	4.6	4.3
Corporate income taxes payable	4.4	3.7
Deferred mobilization and contract preparation revenue	3.9	2.6
Accrued payroll and severance	$ 0.7	$ 2.1
Operating lease liability, current, [extensible enumeration]	Total other current liabilities	Total other current liabilities
Operating lease liability, current	$ 0.7	$ 3.1
Other current liabilities	1.4	6.2
Total other current liabilities	$ 22.3	$ 23.9